ACCRUED INTEREST – RELATED PARTY (Details Narrative) - USD ($)																																3 Months Ended		12 Months Ended
	Dec. 01, 2020	Nov. 17, 2020	Nov. 04, 2020	Oct. 19, 2020	Sep. 10, 2020	Aug. 12, 2020	Jul. 16, 2020	Jun. 03, 2020	Apr. 08, 2020	Mar. 09, 2020	Jan. 24, 2020	Dec. 18, 2019	Nov. 20, 2019	Mar. 02, 2019	Mar. 01, 2019	Feb. 19, 2019	Feb. 15, 2019	Feb. 01, 2019	Jan. 17, 2019	Jan. 04, 2019	Dec. 21, 2018	Oct. 12, 2018	Oct. 01, 2018	Jul. 05, 2018	Jun. 29, 2018	Jun. 21, 2018	Apr. 26, 2018	Mar. 31, 2018	Jan. 08, 2018	Dec. 01, 2017	Jun. 06, 2016	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 26, 2022
Short-Term Debt [Line Items]
Proceeds from debt	$ 70,000	$ 35,000	$ 30,000	$ 30,000	$ 100,000	$ 100,000	$ 100,000	$ 150,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 20,000	$ 20,000	$ 100,000	$ 20,000	$ 30,000	$ 30,000	$ 3,000	$ 20,000	$ 11,000	$ 26,000	$ 20,000	$ 15,000	$ 15,000	$ 20,000	$ 15,000	$ 100,000	$ 30,000	$ 50,000
Debt Instrument, Interest rate																																			3.00%
Loans payable amount																																$ 1,617,000		$ 1,657,000	$ 1,657,000	$ 40,000
In-kind contribution of interest																																18,385	$ 20,429	82,851	50,763
Interest payable																																13,610	13,283
Accrued interest																																$ 13,610	$ 13,283	$ 53,671	$ 36,562
Loan One [Member]
Short-Term Debt [Line Items]
Proceeds from debt																				$ 17,000